Fair Value of Financial Instruments - Additional Information (Detail) - Fair Value, Inputs, Level 3 [Member] - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a recurring basis	$ 0	$ 0
Liabilities measured at fair value on a recurring basis	$ 0	$ 0